Background and Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Background and Summary of Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The following estimated useful lives, ranging from 3 to 20 years are used in the calculation of depreciation:
Class of Fixed Asset	Depreciation Rate
Furniture and fittings	5-33%
Computer equipment	33%
Plant and equipment	10-33%
Leasehold improvements	33%